Supplemental cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in non-cash working capital:
Trade and other receivables	$ 25,847	$ 22,068
Inventories	106,907	(83,495)
Prepaid expenses	(5,264)	(5,993)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	(123,660)	(9,403)
Decrease (increase) in non-cash working capital	3,830	(76,823)
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	17,107	81,877
These changes relate to the following activities:
Operating	9,426	5,998
Financing	0	0
Investing	11,511	(944)
Changes in non-cash working capital	$ 20,937	$ 5,054